Related Party Transactions (Details Narrative) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Rent [Member]
Due to officers and directors			$ 2,315
Share Issue Costs [Member]
Due to officers and directors		12,403	38,638
Accounts Payable and Accrued Liabilities [Member]
Due to officers and directors		$ 35,093	$ 19,758